Commitments and Contingencies - Minimum Future Charter Revenue (Table) (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Commitments and Contingencies Disclosure [Abstract]
July 1 to December 31, 2025	$ 240,922
2026	366,052
2027	255,371
2028	155,796
2029	61,794
2030 to 2038	291,282
Minimum charter revenues	$ 1,371,217